T. ROWE PRICE International Disciplined Equity Fund
January 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 1.1%
Common Stocks 1.1%
BHP Group (GBP) (1) 204,874 5,051
Total Australia (Cost $3,210) 5,051
BELGIUM 1.8%
Common Stocks 1.8%
Groupe Bruxelles Lambert  114,122 7,922
Total Belgium (Cost $8,885) 7,922
CANADA 1.9%
Common Stocks 1.9%
Allied Properties Real Estate Investment Trust (1) 183,646 2,196
Badger Infrastructure Solutions  137,600 3,740
Exchange Income (1) 63,541 2,445
Total Canada (Cost $8,269) 8,381
FINLAND 1.6%
Common Stocks 1.6%
Fortum  147,721 2,146
Sampo, Class A  124,097 5,123
Total Finland (Cost $6,976) 7,269
FRANCE 10.7%
Common Stocks 10.7%
Airbus  37,457 6,479
EssilorLuxottica  7,374 2,024
Euronext  51,373 5,967
LVMH Moet Hennessy Louis Vuitton  9,585 7,010
Sanofi  66,582 7,236
Schneider Electric  9,666 2,452
Thales  44,363 7,181
TotalEnergies  103,223 5,980
Wendel  38,045 3,760
Total France (Cost $37,066) 48,089

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
GERMANY 5.6%
Common Stocks 3.6%
Continental  24,296 1,727
Daimler Truck Holding  20,834 917
Infineon Technologies  144,445 4,749
Siemens  33,659 7,216
Traton  43,058 1,335
15,944
Preferred Stocks 2.0%
Henkel  59,912 5,235
Volkswagen  37,763 3,851
9,086
Total Germany (Cost $20,455) 25,030
HONG KONG 1.8%
Common Stocks 1.8%
AIA Group  652,400 4,587
Jardine Matheson Holdings (USD)  87,100 3,508
Total Hong Kong (Cost $7,580) 8,095
ITALY 1.6%
Common Stocks 1.6%
Tamburi Investment Partners (1) 816,687 7,170
Total Italy (Cost $8,299) 7,170
JAPAN 24.6%
Common Stocks 24.6%
Hamamatsu Photonics  776,600 9,584
Hoya  14,600 1,961
Mitsubishi Electric  375,100 6,148
Mitsubishi Estate  427,000 6,205
Nabtesco  379,300 6,782
NIDEC  491,100 8,482
Nippon Sanso Holdings  248,300 7,032
Nippon Telegraph & Telephone  7,983,900 7,860
Nissan Chemical  207,800 6,252

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
Olympus  384,200 5,831
Omron  213,900 7,057
Renesas Electronics (2) 474,600 6,357
Shimadzu (1) 199,800 5,796
Shimano  45,900 6,441
Sony Group  218,300 4,818
Suntory Beverage & Food  235,700 7,321
Tokyo Electron  40,100 6,764
Total Japan (Cost $107,619) 110,691
NETHERLANDS 10.0%
Common Stocks 10.0%
ASML Holding  10,186 7,535
CVC Capital Partners (2) 132,606 3,140
EXOR  66,456 6,297
HAL Trust  58,264 7,226
Heineken  111,666 7,758
ING Groep  437,922 7,279
Koninklijke Philips (2) 216,366 5,963
Total Netherlands (Cost $36,971) 45,198
NORWAY 0.5%
Common Stocks 0.5%
Storebrand  190,653 2,245
Total Norway (Cost $1,566) 2,245
PHILIPPINES 1.2%
Common Stocks 1.2%
Ayala  578,580 5,386
Total Philippines (Cost $6,255) 5,386
SINGAPORE 0.6%
Common Stocks 0.6%
Singapore Telecommunications  1,169,200 2,857
Total Singapore (Cost $2,651) 2,857

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
SPAIN 3.3%
Common Stocks 3.3%
Amadeus IT Group  82,188 6,014
Cellnex Telecom  203,249 6,808
Iberdrola (1) 157,306 2,223
Total Spain (Cost $12,110) 15,045
SWEDEN 5.3%
Common Stocks 5.3%
Industrivarden, Class C  176,152 6,224
Investor, Class B  240,645 6,853
Kinnevik, Class B (1) 447,075 3,529
L E Lundbergforetagen, Class B  150,910 7,263
Total Sweden (Cost $16,532) 23,869
SWITZERLAND 6.6%
Common Stocks 6.6%
Barry Callebaut (1) 4,698 5,164
Nestle  113,822 9,668
Novartis  67,728 7,090
Roche Holding  24,855 7,814
Total Switzerland (Cost $28,267) 29,736
UNITED KINGDOM 17.0%
Common Stocks 17.0%
Anglo American  145,845 4,271
BP  1,148,888 5,944
GSK  472,945 8,238
Hiscox  435,507 5,874
Mondi  403,518 6,281
National Grid  367,926 4,463
Prudential  627,103 5,219
Reckitt Benckiser Group  74,979 4,958
Shell  222,577 7,308
Smith & Nephew  471,312 5,977
Smiths Group  251,885 6,416
Standard Chartered  398,216 5,356

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
Unilever (EUR)  103,561 5,928
Total United Kingdom (Cost $70,413) 76,233
SHORT-TERM INVESTMENTS 3.6%
Money Market Funds 3.6%
T. Rowe Price Government Reserve Fund, 4.44% (3)(4) 16,237,721 16,238
Total Short-Term Investments (Cost $16,238) 16,238
SECURITIES LENDING COLLATERAL 2.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.3%
Money Market Funds 2.3%
T. Rowe Price Government Reserve Fund, 4.44% (3)(4) 10,219,163 10,219
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 10,219
Total Securities Lending Collateral (Cost $10,219) 10,219
Total Investments in Securities  101.1%
(Cost $409,581) $ 454,724
Other Assets Less Liabilities (1.1)% (5,003)
Net Assets 100.0% $ 449,721
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at January 31, 2025.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
EUR Euro
GBP British Pound
USD U.S. Dollar

T. ROWE PRICE International Disciplined Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.44% $ — $ — $ 122++
Totals $ —# $ — $ 122+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
1/31/25
T. Rowe Price Government
Reserve Fund, 4.44% $ 31,438  ¤  ¤ $ 26,457
Total $ 26,457^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $122 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $26,457.

T. ROWE PRICE International Disciplined Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Disciplined Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE International Disciplined Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign

T. ROWE PRICE International Disciplined Equity Fund

markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Disciplined Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F106-054Q1 01/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ 419,181 $ — $ 419,181
Preferred Stocks — 9,086 — 9,086
Short-Term Investments 16,238 — — 16,238
Securities Lending Collateral 10,219 — — 10,219
Total $ 26,457 $ 428,267 $ — $ 454,724